Deposits, prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Deposits, prepaid expenses and other current assets
Deposits, prepaid expenses and other current assets

4 Deposits, prepaid expenses and other current assets

	As of December 31,
	2022	2023	2023
	S$	S$	US$

Advances to suppliers	568,496	304,821	231,048
Deposits	32,975	31,403	23,803
Deferred listing expenses	1,290,336	-	-
GST receivables	1,021	-	-
Prepaid expenses	139,767	111,753	84,706
Other receivables	3,947	148,174	112,312
	2,036,542	596,151	451,869